Bank borrowings (Tables) - Bank borrowings	12 Months Ended
Mar. 31, 2016
Bank borrowings
Analysis of bank borrowings

	As of March 31
	2015	2016
	(in millions of RMB)
Long-term borrowings (i)	1,609	1,871
Short-term borrowings (ii)	1,990	4,304

	3,599	6,175

(i)The weighted average interest rate for all long-term borrowings for the years ended March 31, 2014, 2015 and 2016 was approximately 6.7%, 5.9% and 4.9%, respectively. Other loans are collateralized by a pledge of certain land use rights and construction in progress with carrying values of RMB2,216 million and RMB3,583 million in the PRC as of March 31, 2015 and 2016, respectively. Such borrowings are all denominated in Renminbi.

(ii)As of March 31, 2015 and 2016, the Company had short-term borrowings from banks which were repayable within one year or on demand and charged at interest rates ranging from 2.0% to 11.6% and 4.0% to 7.1% per annum, respectively. Such borrowings are all denominated in Renminbi.

Schedule of borrowings under the credit facilities are due

As of March 31, 2016, the borrowings will be due according to the following schedule:

Principal amounts
(in millions of RMB)
Within 1 year	4,304
Between 1 to 2 years	682
Between 2 to 3 years	520
Between 3 to 4 years	502
Between 4 to 5 years	167

6,175